UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment [  ]; Amendment Number:   ____
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Elkhorn Partners Limited Partnership
Address: 2222 Skyline Drive
         Elkhorn, Nebraska 68022

Form 13F File Number:  28-12336

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan S. Parsow
Title: Sole Manager of Parsow Management LLC, the General Partner of Reporting
       Manager
Phone: (402) 289-3217

Signature, Place, and Date of Signing:

    /s/ Alan S. Parsow           Elkhorn, Nebraska           August 13, 2009
---------------------------    --------------------     ----------------------
      [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:  $48,537
                                       (thousands)

List of Other Included Managers:           NONE

                           FORM 13F INFORMATION TABLE
------------------------ ------------ ------------- ------- ---------- ------ -------- ---------- ----------- ----------------------
                          Title of                  Value     Shares/   SH/    Put/    Invstmt     Other        Voting Authority
                            Class                   (x$1000)  PRN Amt   PRN    Call     Dscretn    Managers
    Name of Issuer                       CUSIP
------------------------ ------------ ------------- ------- ---------- ------ -------- ---------- ----------- ----------------------
                                                                                                                Sole   Shared  None
------------------------ ------------ ------------- ------- ---------- ------ -------- ---------- ----------- -------- ------- -----
Anglo American PLC          ADRS         03485P201     180     12,300     SH                SOLE               12,300
Astrotech Corporation        COM         046484101      12     10,270     SH                SOLE               10,270
AVI Biopharma Inc.           COM         002346104      16     10,000     SH                SOLE               10,000
Berkshire Hathaway Inc. Del CL A         084670108   4,590         51     SH                SOLE                   51
Berkshire Hathaway Inc. Del CL B         084670207   5,864      2,025     SH                SOLE                2,025
BMP Sunstone Corporation     COM         05569C105     446     94,000     SH                SOLE               94,000
Bristol Myers Squibb Co.     COM         110122108     619     30,500     SH                SOLE               30,500
Cadiz Inc.                   COM         127537207   1,312    136,223     SH                SOLE              136,223
CBS Corp. New               CL B         124857202     286     41,300     SH                SOLE               41,300
CME Group Inc.               COM         12572Q105     498      1,600     SH                SOLE                1,600
Comarco Inc.                 COM         200080109   1,179    669,600     SH                SOLE              669,600
Comcast Corp. New         CL A SPL       20030N200   1,431    101,500     SH                SOLE              101,500
Delcath Sys Inc.             COM         24661P104      48     13,500     SH                SOLE               13,500
Dow Chem Co.                 COM         260543103     245     15,200     SH                SOLE               15,200
Gencorp Inc                  COM         368682100     104     54,300     SH                SOLE               54,300
General Electric Co          COM         369604103     424     36,200     SH                SOLE               36,200
Google Inc - CL A            COM         38259P508     242        575     SH                SOLE                  575
Healthcare Rlty TR          REIT         421946104     498     29,600     SH                SOLE               29,600
Hollywood Media Corp         COM         436233100     552    351,882     SH                SOLE              351,882
Imergent Inc                 COM         45247Q100     323     46,200     SH                SOLE               46,200
Innodata Isogen Inc          COM         457642205   1,095    250,000     SH                SOLE              250,000
International Business Mach  COM         459200101     313      3,000     SH                SOLE                3,000
Ishares Inc               MSCI JPN       464286848     104     11,000     SH                SOLE               11,000
KKR Finl Hldgs LLC          REIT         48248A306      98    105,000     SH                SOLE              105,000
K Sea Transn Partners LP    LTDP         48268Y101   2,726    139,000     SH                SOLE              139,000
Level 3 Communications Inc   COM         52729N100     174    115,044     SH                SOLE              115,044
Lowe's Cos Inc               COM         548661107     524     27,000     SH                SOLE               27,000
Martha Stewart Living       CL A         573083102     413    135,000     SH                SOLE              135,000
Meade Instruments Corp       COM         583062104       8     45,000     SH                SOLE               45,000
Microsoft Corp.              COM         594918104     452     19,000     SH                SOLE               19,000
Mortons Restaurant Grp Inc   COM         619430101     119     39,700     SH                SOLE               39,700
Mylan Inc                    COM         628530107     303     23,200     SH                SOLE               23,200
New Frontier Media Inc       COM         644398109      41     17,000     SH                SOLE               17,000
NGas Resources Inc           COM         62912T103     564    270,000     SH                SOLE              270,000
NYSE Euronext                COM         629491101   1,166     42,800     SH                SOLE               42,800
Orbit Intl Corp            COM NEW       685559304   1,582    575,311     SH                SOLE              575,311
Osteotech Inc                COM         688582105     220     50,000     SH                SOLE               50,000
Perma-Fix Environmental Svcs COM         714157104      48     20,000     SH                SOLE               20,000
Pfizer Inc                   COM         717081103     260     17,300     SH                SOLE               17,300
Playboy Enterprises Inc     CL A         728117201     646    185,541     SH                SOLE              185,541
Playboy Enterprises Inc     CL B         728117300     400    159,300     SH                SOLE              159,300
Reading International Inc   CL A         755408101     182     40,103     SH                SOLE               40,103
Rewards Network Inc          COM         761557107   7,074  1,866,500     SH                SOLE            1,866,500
Short S&P 500 Proshares      ETF         74347R503     315      4,800     SH                SOLE                4,800
SLM Corp                     COM         78442P106     332     32,300     SH                SOLE               32,300
SMF Energy Corp              COM         78453M109      30     80,000     SH                SOLE               80,000
Student Loan Corp            COM         863902102   1,291     34,700     SH                SOLE               34,700
Taylor Devices Inc           COM         877163105     170     56,000     SH                SOLE               56,000
Time Warner Inc              COM         887317105     336     13,333     SH                SOLE               13,333
USG Corp                     COM         903293405     357     35,500     SH                SOLE               35,500
Viacom Inc - Class B        CL B         92553P201   1,491     65,700     SH                SOLE               65,700
Wal Mart Stores Inc          COM         931142103     218      4,500     SH                SOLE                4,500
White Mtns Ins Group Ltd     COM         G9618E107   6,616     28,900     SH                SOLE               28,900

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